VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—3.4%
—0.0%
NCL Corp., Ltd. 0.875%, 4/15/30	$45	$50
—0.0%
GameStop Corp. 0.000%, 6/15/32	37	38
Auto Manufacturers—0.0%
Rivian Automotive, Inc. 4.625%, 3/15/29	52	62
Biotechnology—0.2%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	36	43
Bridgebio Pharma, Inc.
2.500%, 3/15/27	18	32
2.250%, 2/1/29	38	42
Halozyme Therapeutics, Inc.
1.000%, 8/15/28	35	51
144A 0.875%, 11/15/32(1)	92	101
Innoviva, Inc. 2.125%, 3/15/28	40	43
Ligand Pharmaceuticals, Inc. 144A 0.000%, 9/15/31(1)	52	59
		371

Commercial Services—0.1%
Affirm Holdings, Inc. 0.750%, 12/15/29	36	42
Alarm.com Holdings, Inc. 2.250%, 6/1/29	46	43
Stride, Inc. 1.125%, 9/1/27	27	46
		131

Computers—0.5%
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(1)	32	148
Rubrik, Inc. 0.000%, 6/15/30	109	111
Seagate HDD Cayman 3.500%, 6/1/28	6	70
Varonis Systems, Inc. 1.000%, 9/15/29	79	76
Western Digital Corp. 3.000%, 11/15/28	18	303
		708

Electric Utilities—0.2%
CenterPoint Energy, Inc.
144A 3.000%, 8/1/28(1)	69	73
144A 2.875%, 5/15/29(1)	85	85
Evergy, Inc. 4.500%, 12/15/27	37	53
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	44	58
	Par Value	Value

Electric Utilities—continued
PG&E Corp. 4.250%, 12/1/27	$31	$32
		301

Electronics—0.1%
Advanced Energy Industries, Inc. 144A 0.000%, 5/15/31(1)	110	120
OSI Systems, Inc. 2.250%, 8/1/29	54	72
		192

Engineering & Construction—0.1%
Granite Construction, Inc. 3.250%, 6/15/30	69	144
Entertainment—0.0%
Live Nation Entertainment, Inc. 2.875%, 1/15/30	44	53
Equity Real Estate Investment Trusts (REITs)—0.2%
Healthcare Realty Holdings LP 144A 3.000%, 1/15/32(1)	110	112
Welltower OP LLC
144A 2.750%, 5/15/28(1)	51	121
144A 3.125%, 7/15/29(1)	30	54
		287

Financial Services—0.2%
Coinbase Global, Inc. 0.250%, 4/1/30	42	38
Encore Capital Group, Inc. 4.000%, 3/15/29	42	64
EZCORP, Inc. 144A 3.750%, 12/15/29(1)	42	132
SoFi Technologies, Inc. 144A 1.250%, 3/15/29(1)	21	42
WisdomTree, Inc. 144A 4.500%, 10/1/31(1)	83	94
		370

Healthcare-Products—0.2%
Alphatec Holdings, Inc. 0.750%, 3/15/30	15	14
CONMED Corp. 2.250%, 6/15/27	50	49
Enovis Corp. 3.875%, 10/15/28	50	48
Envista Holdings Corp. 1.750%, 8/15/28	43	43
Guardant Health, Inc. 1.250%, 2/15/31	31	78
IRhythm Holdings, Inc. 1.500%, 9/1/29	41	45
LivaNova plc 2.500%, 3/15/29	37	50
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Tempus AI, Inc. 144A 0.750%, 7/15/30(1)	$29	$31
		358

Healthcare-Services—0.1%
Alignment Healthcare, Inc. 4.250%, 11/15/29	59	101
Home Builders—0.1%
LCI Industries 3.000%, 3/1/30	69	77
Hotel & Resort REITs—0.0%
Pebblebrook Hotel Trust 144A 1.625%, 1/15/30(1)	23	31
Investment Companies—0.0%
Terawulf, Inc. 144A 1.000%, 9/1/31(1)	13	28
Machinery-Construction & Mining—0.1%
Bloom Energy Corp. 144A 0.000%, 11/15/30(1)	24	44
BWX Technologies, Inc. 144A 0.000%, 11/1/30(1)	93	95
		139

Media—0.1%
Sphere Entertainment Co. 3.500%, 12/1/28	20	98
Mining—0.1%
B2Gold Corp. 144A 2.750%, 2/1/30(1)	55	76
MP Materials Corp. 144A 3.000%, 3/1/30(1)	8	22
		98

Miscellaneous Manufacturing—0.0%
JBT Marel Corp. 144A 0.375%, 9/15/30(1)	34	34
Mortgage Real Estate Investment Trusts (REITs)—0.0%
Starwood Property Trust, Inc. 6.750%, 7/15/27	32	32
Oil, Gas & Consumable Fuels—0.1%
Liberty Energy, Inc. 144A 0.000%, 3/1/31(1)	44	45
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	46	75
		120

Pharmaceuticals—0.1%
Herbalife Ltd. 4.250%, 6/15/28	47	54
Indivior Pharmaceuticals, Inc. 144A 0.625%, 3/15/31(1)	50	61
	Par Value	Value

Pharmaceuticals—continued
Mirum Pharmaceuticals, Inc. 144A 0.000%, 6/1/32(1)	$41	$44
Pacira BioSciences, Inc. 2.125%, 5/15/29	44	44
		203

Semiconductors—0.3%
Amkor Technology, Inc. 144A 0.000%, 7/15/31(1)	40	48
MACOM Technology Solutions Holdings, Inc. 0.000%, 12/15/29	48	110
MKS, Inc. 1.250%, 6/1/30	59	174
ON Semiconductor Corp. 0.000%, 5/1/27	12	22
Semtech Corp. 144A 0.000%, 10/15/30(1)	16	29
SiTime Corp. 0.000%, 6/15/31	28	31
		414

Software—0.5%
Akamai Technologies, Inc.
0.375%, 9/1/27	24	29
0.250%, 5/15/33	28	41
144A 0.000%, 5/15/30(1)	50	47
BlackLine, Inc. 1.000%, 6/1/29	70	64
Cloudflare, Inc. 0.000%, 6/15/30	27	34
CoreWeave, Inc.
144A 1.750%, 12/1/31(1)	22	26
144A 1.750%, 10/1/32(1)	19	21
Guidewire Software, Inc. 1.250%, 11/1/29	31	30
Progress Software Corp. 3.500%, 3/1/30	47	45
Snowflake, Inc.
0.000%, 10/1/27	81	135
0.000%, 10/1/29	81	143
Strategy, Inc. 0.625%, 3/15/30	23	23
Unity Software, Inc. 0.000%, 3/15/30	36	41
		679

Telecommunications—0.1%
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(1)	26	92
Transportation—0.0%
Greenbrier Cos., Inc. (The) 2.875%, 4/15/28	46	53
Total Convertible Bonds and Notes (Identified Cost $4,175)		5,264

See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value
Convertible Preferred Stocks—0.4%
Aerospace & Defense—0.1%
Boeing Co. (The), 6.000%	2,100	$141
Banks—0.1%
Bank of America Corp. Series L, 7.250%	22	28
Wells Fargo & Co. Series L, 7.500%	66	76
		104

Capital Markets—0.1%
Ares Management Corp. Series B, 6.750%	850	31
KKR & Co., Inc. Series D, 6.250%	850	34
		65

Chemicals—0.0%
Albemarle Corp., 7.250%	1,050	58
Financial Services—0.0%
Apollo Global Management, Inc., 6.750%	600	37
Healthcare Providers & Services—0.0%
BrightSpring Health Services, Inc., 6.750%	200	46
Interactive Media & Services—0.0%
Alphabet, Inc.
Series A6.250%	107	6
Series B6.250%	107	5
		11

Software—0.0%
Strategy, Inc., 8.000%	400	23
Specialized REITs—0.0%
EPR Properties Series C, 5.750%	1,857	48
Technology Hardware, Storage & Peripherals—0.1%
Hewlett Packard Enterprise Co., 7.625%	800	92
Total Convertible Preferred Stocks (Identified Cost $618)		625

Preferred Stock—0.3%
Banks—0.3%
Grupo Cibest S.A.	23,425	463
Total Preferred Stock (Identified Cost $318)		463

Common Stocks—16.8%
Aerospace & Defense—0.0%
HEICO Corp.	65	23
Air Freight & Logistics—0.3%
United Parcel Service, Inc. Class B	4,470	480
Automobiles—0.3%
Ford Motor Co.	35,270	490
	Shares	Value

Automobiles—continued
Tesla, Inc.(2)	20	$9
		499

Banks—2.9%
AIB Group plc	2,400	28
Banca Monte dei Paschi di Siena SpA	50,414	626
Banco BPM SpA	660	11
Bank Leumi Le-Israel BM	450	10
Bank of China Ltd. Class H	340,000	216
Bank of Nova Scotia (The)	480	42
Bank Polska Kasa Opieki S.A.	2,300	140
BNP Paribas S.A.	2,800	327
BOC Hong Kong Holdings Ltd.	24,000	130
Canadian Imperial Bank of Commerce	300	34
China Construction Bank Corp. Class H	140,000	144
Citizens Financial Group, Inc.	400	28
CTBC Financial Holding Co., Ltd.	5,000	11
E.Sun Financial Holding Co., Ltd.	27,332	29
Erste Group Bank AG	275	37
Grupo Financiero Banorte SAB de C.V. Class O	37,000	392
Hana Financial Group, Inc.	1,234	91
HSBC Holdings plc	1,180	22
Industrial & Commercial Bank of China Ltd. Class H	33,000	27
Intesa Sanpaolo SpA	29,597	203
JPMorgan Chase & Co.	164	54
KB Financial Group, Inc.	100	10
Moneta Money Bank AS	1,150	10
NatWest Group plc	17,642	156
Piraeus Bank S.A.(2)	6,700	70
PNC Financial Services Group, Inc. (The)	620	153
Powszechna Kasa Oszczednosci Bank Polski S.A.	16,200	444
Regions Financial Corp.	15,824	478
Svenska Handelsbanken AB Class A	28,000	412
Toronto-Dominion Bank (The)	425	52
		4,387

Beverages—0.3%
Jiangsu Yanghe Distillery Co., Ltd. Class A	50,000	281
Wuliangye Yibin Co., Ltd. Class A	11,100	121
		402

Broadline Retail—0.0%
Amazon.com, Inc.(2)	204	49
Capital Markets—0.8%
Amundi SA	2,220	213
Bank of New York Mellon Corp. (The)	1,323	191
Moody’s Corp.	18	8
Morgan Stanley	1,027	215
Singapore Exchange Ltd.	1,600	30
State Street Corp.	1,947	330
T. Rowe Price Group, Inc.	1,812	206
		1,193

Chemicals—0.3%
CF Industries Holdings, Inc.	230	25
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Chemicals—continued
LyondellBasell Industries N.V. Class A	8,103	$426
		451

Communications Equipment—0.0%
Arista Networks, Inc.(2)	200	34
Cisco Systems, Inc.	170	20
		54

Construction & Engineering—0.2%
China Railway Group Ltd. Class H	737,000	311
Comfort Systems USA, Inc.	11	22
EMCOR Group, Inc.	51	42
		375

Consumer Staples Distribution & Retail—0.0%
Dollar General Corp.	125	14
Target Corp.	150	20
		34

Diversified REIT—0.3%
WP Carey, Inc.	5,720	409
Diversified Telecommunication Services—0.4%
TELUS Corp.	7,800	83
Verizon Communications, Inc.	10,915	462
		545

Electric Utilities—0.6%
Edison International	7,483	557
Endesa S.A.	7,525	343
Enel SpA	2,712	31
Terna - Rete Elettrica Nazionale	2,486	29
		960

Electrical Equipment—0.1%
ABB Ltd. Registered Shares	100	11
AMETEK, Inc.	160	39
Polycab India Ltd.	230	24
Rockwell Automation, Inc.	50	25
Vertiv Holdings Co. Class A	31	10
		109

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp. Class A	165	29
Halma plc	500	26
Jabil, Inc.	115	45
Keysight Technologies, Inc.(2)	100	35
Kyocera Corp.	1,700	37
TE Connectivity plc	133	27
		199

Financial Services—0.3%
Banca Mediolanum SpA	11,200	279
ORIX Corp.	800	30
Poste Italiane SpA	1,300	42
	Shares	Value

Financial Services—continued
Visa, Inc. Class A	95	$33
Yuanta Financial Holding Co., Ltd.	14,000	29
		413

Food Products—0.1%
Hershey Co. (The)	150	26
Sino Grandness Food Industry Group Ltd.(2)(3)	77,400	—
WH Group Ltd.	98,000	104
		130

Gas Utilities—0.0%
Atmos Energy Corp.	125	21
Osaka Gas Co., Ltd.	500	17
		38

Health Care REITs—0.2%
Alexandria Real Estate Equities, Inc.	6,196	327
Healthcare Equipment & Supplies—0.0%
IDEXX Laboratories, Inc.(2)	41	22
Healthcare Providers & Services—0.0%
CVS Health Corp.	210	22
Industrial Conglomerates—0.1%
CITIC Ltd.	98,000	132
General Electric Co.	139	52
		184

Insurance—1.6%
American International Group, Inc.	175	13
BB Seguridade Participacoes S.A.	25,000	189
Caixa Seguridade Participacoes S.A.	147,500	564
MetLife, Inc.	440	37
NN Group N.V.	1,370	120
Powszechny Zaklad Ubezpieczen S.A.	27,800	485
Prudential Financial, Inc.	4,099	443
QBE Insurance Group Ltd.	11,819	206
Standard Life plc	34,449	381
		2,438

Interactive Media & Services—0.2%
Alphabet, Inc. Class A	226	81
Alphabet, Inc. Class C	491	174
Meta Platforms, Inc. Class A	31	17
		272

Machinery—0.1%
Fortive Corp.	490	30
Nordson Corp.	30	9
Parker-Hannifin Corp.	17	17
Yutong Bus Co., Ltd. Class A	16,000	63
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class H	108,000	95
		214

See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Marine Transportation—0.7%
COSCO SHIPPING Holdings Co., Ltd. Class H	204,000	$338
Orient Overseas International Ltd.	7,000	109
SITC International Holdings Co., Ltd.	138,000	552
		999

Media—0.0%
Fox Corp. Class A	250	13
Metals & Mining—0.0%
Kinross Gold Corp.	466	11
Newmont Corp.	100	9
Southern Copper Corp.	103	18
Wheaton Precious Metals Corp.	99	11
Zijin Mining Group Co., Ltd. Class A	4,300	16
		65

Mortgage Real Estate Investment Trusts (REITs)—0.4%
Annaly Capital Management, Inc.	25,637	573
Multi-Utilities—0.0%
Engie S.A.	521	17
NiSource, Inc.	135	6
		23

Oil, Gas & Consumable Fuels—1.0%
ENEOS Holdings, Inc.	1,000	7
Idemitsu Kosan Co., Ltd.	2,600	19
Inpex Corp.	1,500	30
Marathon Petroleum Corp.	63	16
OMV AG	8,480	535
PetroChina Co., Ltd. Class H	150,000	162
PTT Exploration & Production PCL NVDR	32,000	129
Repsol S.A.	22,500	566
Shell plc	850	33
Targa Resources Corp.	129	35
		1,532

Pharmaceuticals—0.7%
Bristol-Myers Squibb Co.	9,986	575
Eli Lilly & Co.	20	24
Pfizer, Inc.	17,778	428
		1,027

Retail REITs—0.2%
Realty Income Corp.	400	25
Simon Property Group, Inc.	1,117	250
		275

Semiconductors & Semiconductor Equipment—2.1%
Advanced Micro Devices, Inc.(2)	30	17
Analog Devices, Inc.	90	36
ASM International N.V.	16	18
ASML Holding N.V.	10	20
Broadcom, Inc.	172	65
Infineon Technologies AG	200	19
Ingenic Semiconductor Co., Ltd. Class A	500	18
KLA Corp.	175	53
	Shares	Value

Semiconductors & Semiconductor Equipment—continued
Lam Research Corp.	124	$54
MediaTek, Inc.	1,000	133
Micron Technology, Inc.	25	29
Novatek Microelectronics Corp.	38,000	638
NVIDIA Corp.	2,224	445
SK hynix, Inc.	30	51
Taiwan Semiconductor Manufacturing Co., Ltd.	6,000	454
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	236	113
Texas Instruments, Inc.	60	18
United Microelectronics Corp.	214,000	1,105
		3,286

Software—0.4%
Adobe, Inc.(2)	55	11
Autodesk, Inc.(2)	38	7
Fortinet, Inc.(2)	68	11
HubSpot, Inc.(2)	75	14
Microsoft Corp.	153	57
Open Text Corp.	18,900	418
ServiceNow, Inc.(2)	145	15
		533

Specialized REITs—0.2%
Crown Castle, Inc.	3,375	256
Specialty Retail—0.3%
Best Buy Co., Inc.	5,386	409
Ross Stores, Inc.	180	38
TJX Cos., Inc. (The)	230	35
Williams-Sonoma, Inc.	99	23
		505

Technology Hardware, Storage & Peripherals—0.8%
Apple, Inc.	1,522	440
Asustek Computer, Inc.	22,000	484
Lenovo Group Ltd. (Hong Kong)	4,000	12
Pegatron Corp.	18,000	47
Quanta Computer, Inc.	15,000	173
Samsung Electronics Co., Ltd.	120	26
		1,182

Textiles, Apparel & Luxury Goods—0.2%
Bosideng International Holdings Ltd. (Hong Kong)	540,000	295
Deckers Outdoor Corp.(2)	281	28
Tapestry, Inc.	220	32
		355

Tobacco—0.4%
Altria Group, Inc.	8,510	612
Philip Morris International, Inc.	53	10
		622

Trading Companies & Distributors—0.2%
BOC Aviation Ltd.	23,000	238
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Trading Companies & Distributors—continued
Mitsubishi Corp.	500	$14
		252

Wireless Telecommunication Services—0.0%
Advanced Info Service PCL NVDR	2,300	25
Total Common Stocks (Identified Cost $21,532)		25,752

Affiliated Mutual Funds—46.8%
Virtus Silvant Focused Growth Fund Class R6(4)(5)	270,057	24,170
Virtus Seix Floating Rate High Income Fund Class R6(4)(5)	770,926	5,852
Virtus Newfleet Core Plus Bond Fund Class R6(4)(5)	2,662,550	27,158
Virtus Seix High Yield Fund Class R6(4)(5)	1,859,508	14,504
Total Affiliated Mutual Funds (Identified Cost $69,392)		71,684

Purchased Options—0.1%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $132)		66

Equity-Linked Notes—4.0%
Banks—1.3%
JPMorgan Chase Bank N.A. 0.000%, 7/28/26(3)	68	2,043
Diversified Financial Services—2.7%
ELN NDX INDEX CGM 07/14/26 0.000%, 7/14/26(3)	68	2,124
ELN NDX INDEX CGM 08/18/2026 0.000%, 8/18/26(3)	68	2,008
		4,132

Total Equity-Linked Notes (Identified Cost $6,060)		6,175

Affiliated Exchange-Traded Funds—24.2%
Capital Markets—24.2%
Virtus Emerging Markets Dividend ETF(4)(5)	207,190	5,680
Virtus International Dividend ETF(4)(5)	400,290	14,159
Virtus U.S. Dividend ETF(4)(5)	574,790	17,139
		36,978

Total Affiliated Exchange-Traded Funds (Identified Cost $32,145)		36,978

Total Long-Term Investments—96.0% (Identified Cost $134,372)		147,007

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—96.0% (Identified Cost $134,372)		147,007

Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $58)	$(24)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—96.0% (Identified Cost $134,314)	$146,983
Other assets and liabilities, net—4.0%	6,201
NET ASSETS—100.0%	$153,184

Abbreviations:
ADR	American Depositary Receipt
BTP	Italian Buonie
DAX	Deutsche Boerse AG German Stock Index
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
HSBC	Hong Kong & Shanghai Bank
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
IFSC	International Financial Service Centre
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipts
OAT	Obligations Assimilables du Trésor
OP	Operating Partnership
PCL	Public Company Limited
plc	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPI	Share Price Index
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $1,915 or 1.3% of net assets.

(2)	Non-income producing.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Affiliated investment.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Equity: North America	40%
Equity: Developed Markets ex US	18
Equity: Emerging Markets	10
Fixed Income	50
Other	(18)
Total	100%
†% of total investments includes derivative contracts as of June 30, 2026.
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Open purchased options contracts as of June 30, 2026 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Option(2)
ESU6P 6800	25	$17,000	$6,800.00	09/18/26	$66
Total Purchased Options					$66
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Open written options contracts as of June 30, 2026 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Option(2)
S&P500 EMINI OPTN Sep26P 6050	(25)	$(15,125)	$6,050.00	09/18/26	$(24)
Total Written Options					$(24)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Exchange-traded futures contracts as of June 30, 2026 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
IBEX 35 Index Future	July 2026	1	$222	$4	$—
Bovespa Index Future	August 2026	4	27	— (1)	—
10 Year Canadian Bond Future	September 2026	19	1,622	6	—
10 Year Euro-Bund Future	September 2026	9	1,310	8	—
10 Year U.K. Gilt Future	September 2026	2	237	—	(1)
10 Year U.S. Ultra Future	September 2026	170	19,120	106	—
30 Year U.S. Treasury Bond Future	September 2026	31	3,519	56	—
Australian Dollar Future	September 2026	3	207	—	(3)
DAX Mini Index Future	September 2026	2	287	—	— (1)
Euro STOXX 50® Index Future	September 2026	11	799	4	—
Euro-BTP Future	September 2026	9	1,227	3	—
Euro-OAT Future	September 2026	3	411	— (1)	—
FTSE 100 Index Future	September 2026	9	1,258	—	(2)
FTSE/MIB Index Future	September 2026	1	296	—	(4)
MSCI Emerging Markets Index Future	September 2026	14	1,230	—	(2)
Russell 2000® E-Mini Index Future	September 2026	5	761	12	—
S&P 500® E-Mini Index Future	September 2026	11	4,152	—	(37)
S&P/TSX 60 Index Future	September 2026	2	580	—	(3)
SPI 200 Index Future	September 2026	1	152	—	(2)
TOPIX Index Future	September 2026	10	2,462	41	—
				$240	$(54)
Short Contracts:
HSCEI Index Future	July 2026	(8)	(384)	1	—
IFSC Nifty 50 Future	July 2026	(5)	(240)	1	—
10 Year Australian Bond Future	September 2026	(3)	(228)	—	(2)
10 Year Japanese Bond Future	September 2026	(7)	(5,501)	5	—
10 Year U.S. Treasury Note Future	September 2026	(12)	(1,319)	—	(8)
BBG HY DHI FUTS SEP26 Future	September 2026	(140)	(15,641)	—	(1)
British Pound Future	September 2026	(17)	(1,408)	— (1)	—
Canadian Dollar Future	September 2026	(12)	(848)	14	—
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2026 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Euro FX Currency Future	September 2026	(15)	$(2,148)	$4	$—
Japanese Yen Future	September 2026	(5)	(387)	5	—
New Zealand Dollar Future	September 2026	(9)	(512)	3	—
				33	(11)
Total				$273	$(65)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$5,264	$—	$5,264	$—
Equity Securities:
Convertible Preferred Stocks	625	625	—	—
Preferred Stock	463	463	—	—
Common Stocks	25,752	25,752	—	— (1)
Equity-Linked Notes	6,175	—	—	6,175
Affiliated Exchange-Traded Funds	36,978	36,978	—	—
Affiliated Mutual Funds	71,684	71,684	—	—
Other Financial Instruments:
Purchased Options	66	66	—	—
Futures Contracts	273	273	—	—
Total Assets	147,280	135,841	5,264	6,175
Liabilities:
Other Financial Instruments:
Written Options	(24)	(24)	—	—
Futures Contracts	(65)	(65)	—	—
Total Liabilities	(89)	(89)	—	—
Total Investments, Net of Written Options	$147,191	$135,752	$5,264	$6,175

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common stock	Equity-Linked Notes
Investments in Securities
Balance as of September 30, 2025:	$3,933	$— (a)	$3,933
Net realized gain (loss)	64	—	64
Net change in unrealized appreciation (depreciation)(b)	109	—	109
Purchases	6,060	—	6,060
Sales(c)	(3,991)	—	(3,991)
Balance as of June 30, 2026	$6,175	$— (a)	$6,175
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2026, was $115.
(c) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.